Shareholders' equity - Treasury stock (Details) - EUR (€)			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2018	May 31, 2018	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	May 31, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Treasury stock
Average price paid per share					€ 72.8263988146285
Total number of shares purchased and retired as part of publicly announced plans or programs					1,993,974
Total value of shares purchased					€ 145,214,000					€ (298,979,000)	€ (37,221,000)
Cancellation of treasury shares										(303,666,000)
Treasury shares			€ (84,863,000)				€ (50,993,000)			(84,863,000)		€ (50,993,000)
Treasury Stock
Treasury stock
Average price paid per share	€ 86.14	€ 86.69	€ 67.1125	€ 72.9656000515055		€ 69.8577964081412		€ 71.5492				€ 51	€ 65.63
Total number of shares purchased and retired as part of publicly announced plans or programs	257,726	173,274	504,672	147,558		1,629,240		3,770,772				999,951	1,659,951
Total value of shares purchased	€ 22,201,000	€ 15,020,000	€ 33,870,000	€ 10,766,000		€ 113,816,000		€ 269,796,000		€ (303,666,000)		€ 50,993,000	€ 108,931,000
Retired treasury stock average price paid per share			€ 71.55				€ 87.23
Number of shares retired			3,770,772				1,091,000			269,796
Cancellation of treasury shares			€ 269,796,000				€ 95,159,000			€ 3,770,772,000
Average price paid per share, total			€ 56.4046592090184							€ 56.4046592090184
Number of shares in entity held by entity or by its subsidiaries or associates			1,504,623							1,504,623
Treasury shares			€ 84,863,000							€ 84,863,000
Repurchase of shares fees, net of taxes									€ 11,000